Post-retirement benefits - Summary of total expense recognised in the income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	$ (79)	$ (143)	$ (167)
Past service credit/(cost)	87	0	(2)
Settlement losses	0	0	(3)
Net interest on net defined benefit liability	(21)	(36)	(52)
Non-investment expenses paid from the plans	(20)	(13)	(15)
Total defined benefit credit/(expense)	(33)	(192)	(239)
Current employer service cost for defined contribution and industry-wide plans	(416)	(367)	(315)
Total expense recognised in the income statement	(449)	$ (559)	$ (554)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(76)
Past service credit/(cost)	88
Settlement losses	0
Net interest on net defined benefit liability	13
Non-investment expenses paid from the plans	(20)
Total defined benefit credit/(expense)	5
Current employer service cost for defined contribution and industry-wide plans	(414)
Total expense recognised in the income statement	(409)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(3)
Past service credit/(cost)	(1)
Settlement losses	0
Net interest on net defined benefit liability	(34)
Non-investment expenses paid from the plans	0
Total defined benefit credit/(expense)	(38)
Current employer service cost for defined contribution and industry-wide plans	(2)
Total expense recognised in the income statement	$ (40)